RELATED PARTY TRANSACTIONS (Details - Related party transactions with Changleshuang) - Changleshuang [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Payable [Member]
Related Party Transactions With Changleshuang [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,086,445	$ 0
Cost Of Product [Member]
Related Party Transactions With Changleshuang [Line Items]
Related Party Transaction, Amounts of Transaction	$ 980,915	$ 0